Basis of preparation and material accounting policies (Policies)	3 Months Ended
Mar. 31, 2026
Accounting Policies, Changes In Accounting Estimates and Errors [Abstract]
Basis of preparation
The accompanying condensed consolidated interim financial statements are presented in conformity with IAS 34, Interim Financial Reporting, as issued by International Accounting Standard Board (“IASB”), and include the accounts of DDI and its controlled subsidiaries. All intercompany transactions, balances, and unrealized gains or losses have been eliminated. Our unaudited condensed consolidated interim financial statements include all adjustments of a normal, recurring nature necessary for the fair statement of the results for the interim periods presented. The results for the interim period presented are not necessarily indicative of those for the full year. The condensed consolidated interim financial statements should be read in conjunction with our audited consolidated financial statements for the year ended December 31, 2025.

Use of estimates
The preparation of financial statements in conformity with IFRS requires estimates and assumptions that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures. We base our estimates and assumptions on current facts, historical experience, and various other factors that we believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced may differ materially and adversely from these estimates. To the extent there are material differences between the estimates and the actual results, future operating results may be affected.
The significant accounting estimates and assumptions used in the preparation of these condensed consolidated interim financial statements are consistent with those applied in the preparation of the annual consolidated financial statements for the year ended December 31, 2025, except for the estimation method used in determining income tax expense.
The income tax expense for the interim period is calculated by applying the estimated average annual effective tax rate to the profit before tax for the period.

New standards and interpretations adopted during the interim period
New standards and interpretations adopted during the interim period
Amendments to IFRS 7 Financial Instruments: Disclosures and IFRS 9 Financial Instruments - Classification and Measurement of Financial Instruments
The amendments to IFRS 7 and IFRS 9 clarify the classification and measurement of financial assets, including the assessment of the solely payments of principal and interest criterion for financial assets with ESG-linked features. The amendments are effective for annual reporting periods beginning on or after January 1, 2026, with earlier adoption permitted. The Company has applied the amendments retrospectively to the earliest comparative period presented. The adoption of these amendments does not have a material impact on the Company’s condensed consolidated interim financial statements.